CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash	$ 4,458	$ 52,096
Prepaid expenses	100,000
Total current assets	104,458	52,096
Total assets	104,458	52,096
Current liabilities:
Accounts payable and accrued expenses	2,372,072	1,018,145
Shares to be issued	247,707
Accrued payroll-officers	209,750	68,000
Advances from former officer	720	720
Notes payable	34,000	34,000
Deferred revenue	74,225
Convertible notes payable, net	1,956,922	1,486,067
Purchase liability	300,000	300,000
Derivative liability	3,156,582	922,509
Total current liabilities	8,351,979	3,829,441
Total liabilities	8,351,979	3,829,441
Stockholders’ Deficit
Preferred stock, par value $0.0001: 20,000,000 shares authorized 4,126,776 issued and outstanding	413	413
Common stock, par value $0.0001, 2,000,000,000 shares authorized; 1,211,495,162 and 770,883,602 shares issued and outstanding, respectively	121,149	77,088
Additional paid-in capital	8,386,593	8,099,346
Common stock to be issued, 5,204,352 and 5,204,352 shares, respectively		247,707
Accumulated deficit	(16,755,676)	(12,201,899)
Total stockholders’ deficit	(8,247,521)	(3,777,345)
Total Liabilities and Stockholders’ Deficit	$ 104,458	$ 52,096